Finance Receivables and Operating Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Finance Receivables and Operating Leases
6.	Finance Receivables and Operating Leases

Finance receivables represent financing leases which consist of sales-type leases and direct-financing leases resulting from the sales of Canon’s and complementary third-party products. These receivables typically have terms ranging from 1 year to 6 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2017	2016
	(Millions of yen)
Total minimum lease payments receivable	361,686	306,766
Unguaranteed residual values	15,055	14,776
Executory costs	(2,216)	(34)
Unearned income	(32,286)	(30,288)

	342,239	291,220
Less allowance for credit losses	(2,681)	(2,325)

	339,558	288,895
Less current portion	(120,186)	(105,308)

	219,372	183,587

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2017	2016
	(Millions of yen)
Balance at beginning of year	2,325	2,878
Charge-offs	(1,523)	(978)
Provision	1,436	398
Translation adjustments and other	443	27

Balance at end of year	2,681	2,325

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history, and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables are evaluated collectively based on historical experience of credit losses. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or individually evaluated for impairment at December 31, 2017 and 2016 are not significant.

The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2017 and 2016 was ¥103,078 million and ¥97,890 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2017 and 2016 was ¥78,307 million and ¥75,997 million, respectively.

The following is a schedule by year of the future minimum lease payments to be received under financing leases and noncancelable operating leases at December 31, 2017.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2018	134,020	8,580
2019	102,203	4,446
2020	69,180	2,636
2021	38,264	1,347
2022	14,819	401
Thereafter	3,200	34

	361,686	17,444